Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,600,000,000	1,600,000,000	1,600,000,000
Common stock, shares issued	149,394,519	127,159,464	99,768,704
Common stock, shares outstanding	149,394,519	127,159,464	99,768,704
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares issued	515,874,354	538,109,409	0
Preferred stock, shares outstanding	515,874,354	538,109,409	0
Series D Convertible Preferred Stock [Member]
Mezzanine equity, par value		$ 0.001	$ 0.001
Mezzanine equity, shares authorized		238,871	238,871
Mezzanine equity, shares issued		0	146,998
Mezzanine equity, shares outstanding		0	146,998
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000	10,000
Preferred stock, shares issued		0	6,100
Preferred stock, shares outstanding		0	6,100